S000036004 [Member] Investment Objectives and Goals - iShares Emerging Markets Dividend ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Emerging Markets Dividend ETF DVYE | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Emerging Markets Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in emerging markets.